Supplementary Data - Reserves of Oil and Gas (unaudited): Reserves of Oil and Gas - Royalty Interests (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Reserves of Oil and Gas - Royalty Interests

	Gas (mcf)	Oil (bbls)
Reserves, Beginning of Year	116,979	17,012

Revisions to Previous Estimates	(52,384)	(9,312)
Improved Recovery	-	-
Acquisition of Probable Reserves	-	143,000
Extensions and Discoveries	-	-
Current year production	(8,204)	(77)

Reserves, End of Year	56,391	150,623